LONG-TERM DEBT (Tables)	12 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt

The Company’s long-term debt consists of the following (amounts in millions):

	June 30,	December 31,
	2020	2019
Term Loan	$153.1	$—
Senior lien holder	—	71.2
OEM captive lender	—	14.8
Subordinated debt	—	6.7
First lien lender — term loan	—	4.3

Subtotal	$153.1	$97.0
Unamortized debt issuance costs	(2.2)	(2.5)
Debt discount	(5.2)	(0.9)

Total debt	$145.7	$93.6
Less: Current maturities of long-term debt, net	(7.8)	(7.1)

Long-term debt, net	$137.9	$86.5